INCOME TAX	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 15	-	INCOME TAX

A.      Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015	2014
Income taxes (tax benefit):
Current taxes:
In Israel	5,581	6,279	7,564
Outside Israel	10,303	6,089	7,630
	15,884	12,368	15,194
Deferred taxes:
In Israel	91	(121)	(471)
Outside Israel	(1,179)	206	(432)
	(1,088)	85	(903)
Taxes in respect of prior years:
In Israel	81	369	-
Outside Israel	-	-	(45)
	81	369	(45)
	14,877	12,822	14,246

B.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the “Inflationary Adjustment Law”)

Until December 31, 2007, the Company and its Israeli subsidiaries reported income for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index where results of operations for tax purposes were measured in terms of earnings in NIS after adjustments for changes in the Israeli Consumer Price Index ("CPI").  Commencing January 1, 2008, this law became void and in its place there are transition provisions, whereby the results of operations for tax purposes are measured on a nominal basis.

C.      The Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

1.
On August 5, 2013 the Israeli Parliament amended the Investments Law, by which, inter alia, it canceled the scheduled progressive reduction in the corporate tax rate for Preferred Enterprises and set it at 9% for enterprises located in zone A and 16% for enterprises located elsewhere, as of January 1, 2014.

The reduced tax rates will no longer be contingent upon making a minimum qualifying investment in productive assets.

On December 22, 2016, the Israeli parliament passed the Law for Economic Efficiency (Legislative Amendments for Achieving Budget Objectives in the Budget Years 2017 and 2018) – 2016 (hereinafter – the “Economic Efficiency Law”) and on December 29, 2016, the Law was publicized in the Official Gazette. The Economic Efficiency Law, among other things, reduced the tax rate applicable to a preferred enterprise located in Development Zone A from 9% to 7.5% (the tax rate applicable to a preferred enterprise not located in Development Zone A remained unchanged at 16%). The Economic Efficiency Law also outlined new benefit tracks for preferred technology enterprises.

2.	As of December 31, 2016, only one Israeli subsidiary is entitled to a "Preferred Company" status pursuant to the investment law.

D.	Israeli corporate tax rates

On December 6, 2011, the Law for the Change in the Tax Burden (Legislative Amendments) – 2011 was published.  As part of this law, among other things, commencing from 2012 the Israeli corporate income tax rate was increased to 25%.  In addition, commencing in 2012, the tax rate on capital gains in real terms and the tax rate applicable to betterment in real terms were increased to 25%.

On July 30, 2013, the Israeli parliament approved the Law for the Change in National Priorities (Legislative Amendments to Achieve Budgetary Goals for 2013 and 2014) – 2013 (hereinafter – the “Law for the Change in National Priorities”), which, among other things increased the standard corporate income tax rate from 25% to 26.5% effective as of January 1, 2014.

On January 4, 2016, the plenary Knesset passed the Law for Amendment of the Income Tax Ordinance No. 216 which provides, inter alia, for a reduction of the corporate tax rate commencing from 2016 and thereafter by the rate of 1.5% such that the rate will be 25%.

This change of tax rate did not have material effect on the deferred tax assets of the Company and its Israeli subsidiaries.

E.	Non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence.

F.	Use of assumptions and judgments

The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and can be ambiguous; the Company is, therefore, obliged to make many subjective assumptions and judgments regarding the application of such laws and regulations to its facts and circumstances. In addition, interpretations of and guidance surrounding income tax laws and regulations are subject to changes over time. Any changes in the Company's subjective assumptions and judgments could materially affect amounts recognized in its consolidated balance sheets and statements of income.

G.      Tax assessments

On August 4, 2014, the Company announced that it received from the Israeli tax authority ("ITA") tax assessments for the years 2010-2012 amounting to NIS 36 million (approximately US$ 10.5 million). Approximately 50% is due to disallowance of various deductions and the remaining balance is due to timing differences of the deduction of certain expenses, which will be deducted in the coming years.

The Company filed an objection with the ITA for the above tax assessments. In July 2015, the Company reached an agreement with the ITA in respect of the above tax assessment according to which there was no significant impact on the Company's provision with respect to prior years.

The Company and a certain Israeli subsidiary have received final tax assessments through the 2012 tax year.  One of the subsidiaries in Brazil has received final tax assessments through the 2010 tax year.  The other subsidiaries have not yet been assessed since incorporation.

H.      Carry forward foreign tax credits and tax losses

As of December 31, 2016, the Company's non-Israeli subsidiary in the United States has available carry forward foreign tax credits in an amount of approximately US$ 3.6 million. Most of such carry forward tax credits may be utilized until 2022.

I.	The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015	2014
Pretax income	50,054	41,833	47,574
Statutory tax rate	25%	26.5%	26.5%
Tax computed at the ordinary tax rate	12,514	11,086	12,607
Nondeductible expenses (income)	766	526	10
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(151)	831	(304)
Deductible financial expenses recorded to other comprehensive income	90	(439)	(365)
Tax adjustment in respect of different tax rates	2,040	1,411	1,662
Taxes in respect of withholding at the source from royalties and dividends	95	78	615
Adjustment in respect of tax rate deriving from “approved enterprises”	(501)	(405)	(558)
Others	24	(266)	579
	14,877	12,822	14,246

J.	Summary of deferred taxes

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015
Deferred taxes included in other current assets:
Provision for employee related obligations	166	145
Provision for legal obligation and other	3,868	2,607
	4,034	2,752

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015
Long-term deferred income taxes:
Provision for employee related obligations	771	718
Carry forward tax losses and foreign tax credit	3,600	4,321
Temporary differences, net	1,185	1,237
	5,556	6,276
Valuation allowance	(3,276)	(3,997)
	2,280	2,279

	US dollars
	Year ended December 31,
(in thousands)	2016	2015
Deferred income taxes included in long-term investments and other assets	2,280	2,279
	2,280	2,279

K.	Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015	2014
The Company and its Israeli subsidiaries	22,634	23,987	26,021
Non-Israeli subsidiaries	27,420	17,846	21,553
	50,054	41,833	47,574

L.	Uncertain tax positions

The Company and its subsidiaries files income tax returns in Israel, US, Argentina and Brazil.

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

US dollars
(in thousands)
Balance at January 1, 2014	472
Translations differences related to the current year	(51)
Balance at December 31, 2014	421
Decrease related tax positions of prior years	(419)
Translations differences related to the current year	(2)
Balance at December 31, 2015	-

As of December 31, 2016 there are no uncertain tax positions